RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Details)	Dec. 31, 2025
ABio-X Holdings, Inc. | Minimum | C-Bridge V Investment Holding Limited
Related Party Transaction [Line Items]
Ownership percentage	15.00%